UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08271
                                   ----------

                              FRANKLIN FLOATING RATE TRUST
                              ----------------------------
              (Exact name of registrant as specified in charter)

              ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
           (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 7/31/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS

                                                                   JULY 31, 2003

[GRAPHIC OMITTED]
PERSON ART

ANNUAL REPORT AND SHAREHOLDER LETTER                                      INCOME

                                    FRANKLIN
                               FLOATING RATE TRUST

[GRAPHIC OMITTED]
BUILDING ART

                                                      WANT TO RECEIVE
                                                      THIS DOCUMENT
                                                      FASTER VIA EMAIL?

                                                      Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com. See
                                                      inside for details.


                               [GRAPHIC OMITTED]
                         FRANKLIN TEMPLETON INVESTMENTS
                      FRANKLIN - TEMPLETON- MUTUAL SERIES

FRANKLIN TEMPLETON INVESTMENTS

GAIN FROM OUR PERSPECTIVE

Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE
Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION
Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST
At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.




MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED]
BUILDING ART

Not part of the annual report

                               CONTENTS

SHAREHOLDER LETTER ...............   1

ANNUAL REPORT

Franklin Floating Rate Trust .....   3

Performance Summary ..............   7

Financial Highlights &
Statement of Investments .........   9

Financial Statements .............  22

Notes to Financial Statements ....  25

Independent Auditors' Report .....  32

Board Members and Officers .......  33

--------------------------------------------------------------------------------

ANNUAL REPORT

FRANKLIN FLOATING RATE TRUST

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Floating Rate Trust seeks to provide as high a level of current income and preservation of capital as is consistent with investment primarily in senior secured corporate loans and corporate debt securities with floating interest rates.

PERFORMANCE OVERVIEW

Franklin Floating Rate Trust posted a +6.36% cumulative total return for the fiscal year ended July 31, 2003, as shown in the Performance Summary on page 7. The share price, as measured by net asset value, rose from $8.31 per share on July 31, 2002, to $8.43 at year-end. The Fund made dividend distributions totaling $0.388467 per share. 1

ECONOMIC OVERVIEW

The U.S. economy entered its third year of lackluster growth during the period under review. Corporate accounting scandals and war with Iraq contributed to suppressed consumer confidence and tempered economic growth. The economy, as measured by gross domestic product (GDP) growth, expanded at a 3.1% annualized pace in the second quarter of 2003, following 1.4% annualized growth rates for each of the previous two quarters.

The Federal Reserve Board, in an attempt to bolster the sluggish economy, continued to cut interest rates during the period under review, reducing the federal funds target rate from 1.75% to 1.00% over the course of the reporting period. Short-term interest rates, as measured by the three-month London InterBank Offered Rate (LIBOR), the benchmark underlying many of the Fund's floating rate loans, also fell, dropping from 1.82% at the beginning of the period under review to 1.11% on July 31, 2003. For the same period, long-term rates also dipped, with the yield on the 10-year Treasury note falling from 4.51% to 4.49% after reaching a low of 3.10% in early June.

Seeking to inject fiscal stimulus into the economy, the government approved another round of tax cuts, including dividend tax reductions. Even with monetary

1. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the period.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 10.

                                                                Annual Report| 3

[BEGIN SIDEBAR]
---------------------------------
 WHAT ARE SYNDICATED BANK LOANS?
---------------------------------

Syndicated bank loans are
typically insured, floating rate
loans to corporate borrowers made
by a group, or syndicate, of
banks and other lenders. A group
of lenders provides capital to
companies for varied purposes,
such as merger and acquisition
activity, leveraged buyouts or
refinancings. Borrowing rates are
generally pegged to an index,
such as LIBOR, the London
InterBank Offered Rate.



TOP 10 HOLDINGS
7/31/03
----------------------------------------------------
  COMPANY                                % OF TOTAL
  SECTOR/INDUSTRY                        NET ASSETS
----------------------------------------------------
  Arch Wireless Inc.                            2.8%
   WIRELESS COMMUNICATIONS
----------------------------------------------------
  Adelphia Communications                       1.9%
   CABLE & SATELLITE TELEVISION
----------------------------------------------------
  Alabama Pine & Pulp                           1.7%
   PULP & PAPER
----------------------------------------------------
  DirecTV Holdings LLC                          1.7%
   CABLE & SATELLITE TELEVISION
----------------------------------------------------
  Tenneco Automotive Inc.                       1.7%
   AUTO PARTS: O.E.M.
----------------------------------------------------
  Charter Communications CCVI & CCVIII          1.5%
   CABLE & SATELLITE TELEVISION
----------------------------------------------------
  TRW Automotive Acquisition Corp.              1.4%
   AUTO PARTS: O.E.M.
----------------------------------------------------
  Vertis Inc.                                   1.4%
   COMMERCIAL PRINTING & FORMS
----------------------------------------------------
  American Reprographics                        1.3%
   COMMERCIAL PRINTING & FORMS
----------------------------------------------------
  Southern California Edison Co.                1.3%
   ELECTRIC UTILITIES

[END SIDEBAR]

AND fiscal stimulus, by period-end economic recovery was not assured. On a brighter note, U.S. equity markets, which often serve as a leading indicator of economic recovery, rallied through 2003's second quarter and into July, ending the fiscal year higher, with the Dow Jones Industrial Average increasing from 8736.59 on July 31, 2002, to 9233.80 at period-end, for a gain of 8.27%. 2

SYNDICATED BANK LOAN MARKET

The first few months of the year under review were challenging in the loan market, due to weakening institutional demand and a decline in new-issue volume. With the economy languishing and the threat of a war looming, Treasury yields declined and the LIBOR rate remained low, affecting our loan yields.

After a difficult late summer and early fall of 2002, the loan market recovered and performed well over the last nine months of the reporting period. Recovering equity and high yield bond markets contributed to improved performance, as did the entrance of new, non-traditional loan investors. Many of the new entrants into the loan market included hedge funds and other institutional vehicles seeking high risk-adjusted returns, which increased demand for loans.

Fundamental factors also contributed to the loan market's improved performance, resulting in lower default rates and fewer distressed and lower-rated loans than we have seen since 2000. In June 2003, the lagging 12-month Standard & Poor's default rate by principal amount declined to its lowest level since December 1999.

INVESTMENT STRATEGY

We use credit analysis to select corporate loan and corporate debt securities that meet our criteria. We seek to invest in companies with the ability to generate substantial free cash flow, that are in industries with strong barriers to entry, and that possess significant asset coverage and collateral for our debt. We also prefer companies with dominant market shares, strong management teams and stable growth prospects, according to our analysis.

2. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price-weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. Total return, calculated by Wilshire Associates Inc., includes reinvested dividends.

4 |Annual Report

MANAGER'S DISCUSSION

During the 12 months ended July 31, 2003, the syndicated bank loan market was active, offering the Fund many investment opportunities in the primary and secondary markets. Our investments in TRW Automotive (TRW), Peabody Energy, International Steel Group (ISG) and DirecTV aided Fund performance. All four traded at premiums to our initial purchase price at period-end, while offering attractive yields. Their individual stories follow, below:

We bought the bank debt of TRW, a diversified supplier of automotive systems, modules and components. TRW serves all major vehicle manufacturers and their suppliers worldwide, and the company is widely recognized for its superior safety systems. TRW operates primarily in North America and Europe, but also has facilities in China, South Korea, India, South Africa and other parts of the world. The company holds the top market position in several of its product lines and is among the leaders in several others.

We also purchased Peabody Energy's bank debt. In 2002 Peabody, the world's largest private-sector coal producer, fueled the generation of more than 9% of all U.S. electric consumption. Peabody owns majority interests in 33 coal operations in the U.S. and holds the largest market share in three of the four primary U.S. coal-producing regions. Peabody is the largest producer in the Powder River Basin, the Midwest and the Southwest, and has added more capacity from surface mines rather than underground mines in recent years.

ISG was formed in 2002 by Wilbur Ross, a well-known investor in distressed securities. ISG is the combination of two bankrupt integrated steel companies -- LTV Steel and Acme. Although steel can be a difficult industry, we found ISG attractive because it lacks the substantial pension and medical liabilities that strained its predecessor companies.

Finally, we invested in the bank debt of DirecTV, the largest provider of digital broadcast satellite television services with approximately 11.6 million U.S. subscribers at period-end. DirecTV exhibited strong financial performance, cash flow growth and net subscriber additions over the past several calendar quarters. The company's large subscriber base also helps it reduce expenses and improve profitability by negotiating for programming on favorable terms and to secure unique and exclusive programming.

[BEGIN SIDEBAR]
DIVIDEND DISTRIBUTIONS*
8/1/02-7/31/03
----------------------------------------
  MONTH               DIVIDEND PER SHARE
----------------------------------------
  August                    3.3879 cents
----------------------------------------
  September                 3.0826 cents
----------------------------------------
  October                   3.5225 cents
----------------------------------------
  November                  3.4159 cents
----------------------------------------
  December                  3.8568 cents
----------------------------------------
  January                   3.5885 cents
----------------------------------------
  February                  2.6827 cents
----------------------------------------
  March                     2.9521 cents
----------------------------------------
  April                     3.0223 cents
----------------------------------------
  May                       2.9433 cents
----------------------------------------
  June                      3.0873 cents
----------------------------------------
  July                      3.3048 cents
----------------------------------------
  TOTAL                    38.8467 CENTS

*Assumes shares were purchased and held
for the entire accrual period. Since
dividends accrue daily, your actual
distributions will vary depending on the date you purchased your shares and any account activity during the month.
Income distributions include all accrued income earned by the Fund during the reporting period.
[END SIDEBAR]

                                                                Annual Report| 5

We appreciate your investment in Franklin Floating Rate Trust and welcome any comments or suggestions you might have.

Sincerely,

[GRAPHIC OMITTED] Charles B. Johnson PIC

/S/ Charles B. Johnson
Chairman

[GRAPHIC OMITTED] Richard D'Addario PIC

/S/ Richard D'Addario
Chief Investment Officer - Floating Rate Debt Group

Franklin Floating Rate Trust

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JULY 31, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.



6 |Annual Report

PERFORMANCE SUMMARY AS OF 7/31/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
                                             CHANGE    7/31/03    7/31/02
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                      +$0.12      $8.43      $8.31
--------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/02-7/31/03)
--------------------------------------------------------------------------------
  Dividend Income                 $0.388467



PERFORMANCE 1

--------------------------------------------------------------------------------
                                             1-YEAR  5-YEAR INCEPTION (10/10/97)
--------------------------------------------------------------------------------
  Cumulative Total Return 2                    +6.36%   +20.24%     +26.64%
--------------------------------------------------------------------------------
  Average Annual Total Return 3                +5.36%    +3.76%      +4.15%
--------------------------------------------------------------------------------
  Value of $10,000 Investment 4               $10,536   $12,024     $12,664
--------------------------------------------------------------------------------
     Distribution Rate 5               4.62%
--------------------------------------------------------------------------------
     30-Day Distribution Rate 6        4.55%

ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THESE AND OTHER RISKS ARE DESCRIBED MORE FULLY IN THE FUND'S PROSPECTUS.

For more current performance, see "Funds and Performance" at franklintempleton. com or call 1-800/342-5236.

ENDNOTES

SHARES REPURCHASED WITHIN 18 MONTHS OF INVESTMENT ARE SUBJECT TO 1% EARLY WITHDRAWAL CHARGE.
1. The Fund's manager agreed in advance to waive a portion of its management fees. If the manager had not taken this action, the Fund's total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the Fund's Board of Trustees.
2. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the early withdrawal charge.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1% early withdrawal charge, assuming shares were redeemed within 18 months of purchase.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. The distribution rate is based on the annualization of daily distributions totaling 3.2042 cents per share during the last 30 days of July and the $8.43 NAV on 7/31/03.
6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 7/31/03.


            Annual Report|Past performance does not guarantee future results.| 7

THE FUND'S REPURCHASE OFFERS

The Fund will make quarterly repurchase offers for a portion of its shares. With any repurchase offer, shareholders may elect to tender (have the Fund repurchase) all, a portion or none of their shares. With each repurchase offer, shareholders will be notified in writing about the offer, how to request that the Fund repurchase their shares and the deadline for submitting repurchase requests.

Each quarter the Board of Trustees will set the amount of the repurchase offer, as a percentage of outstanding shares. This amount is known as the repurchase offer amount and will generally be between 5% and 25% of the Fund's outstanding shares. If repurchase requests exceed the repurchase offer amount, the Fund will prorate requests. The Fund may, however, first accept any requests to repurchase all of a shareholder's shares if the shareholder owns less than 100 shares. The Board will also determine the date by which the Fund must receive shareholders' repurchase requests, which is known as the repurchase request deadline. The Board will base these decisions on investment management considerations, market conditions, liquidity of the Fund's assets, shareholder servicing and administrative considerations and other factors it deems appropriate. Each repurchase request deadline will occur within the period that begins 21 days before, and ends 21 days after, the end of the quarterly interval. The repurchase price of the shares will be the net asset value as of the close of the NYSE on the date the Board sets as the repurchase pricing date. The maximum number of days between the repurchase request deadline and the repurchase pricing date is 14 days.

SUMMARY OF REPURCHASE OFFERS - 8/1/02 THROUGH 7/31/03

--------------------------------------------------------------------------------
      REPURCHASE           REPURCHASE        % OF SHARES           NUMBER OF
   REQUEST DEADLINE       OFFER AMOUNT        TENDERED*        SHARES TENDERED*
--------------------------------------------------------------------------------
      1. 10/2/02              25%              18.364%          39,752,700.668
--------------------------------------------------------------------------------
      2.  1/3/03              25%              12.052%          21,572,736.857
--------------------------------------------------------------------------------
      3.  4/1/03              25%               9.216%          14,701,188.799
--------------------------------------------------------------------------------
      4.  7/1/03              25%               7.691%          11,326,020.293

*In connection with the repurchase offers, due to the limited number of shares tendered, the Fund did not have to consider whether to repurchase an additional amount of shares, not in excess of 2% of the shares outstanding, and did not need to repurchase any shares on a pro rata basis as described in the Prospectus and Repurchase Offer/Request Form.

8 |Annual Report

FRANKLIN FLOATING RATE TRUST

FINANCIAL HIGHLIGHTS

                                                          -----------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                          -----------------------------------------------------------------
                                                                2003         2002          2001          2000          1999
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................      $8.30        $9.24         $9.85         $9.98        $10.04
                                                          -----------------------------------------------------------------
Income from investment operations:

 Net investment income ..................................       .330         .568 b        .875          .839          .700

 Net realized and unrealized gains (losses) .............       .179        (.927)b       (.606)        (.130)        (.060)
                                                          -----------------------------------------------------------------

Total from investment operations ........................       .509        (.359)         .269          .709          .640
                                                          -----------------------------------------------------------------
Less distributions from net investment income ...........      (.389)       (.581)        (.879)        (.839)        (.700)
                                                          -----------------------------------------------------------------
Net asset value, end of year ............................      $8.42        $8.30         $9.24         $9.85         $9.98
                                                          -----------------------------------------------------------------

Total return a ..........................................      6.36%      (3.95)%         2.80%         7.39%         6.62%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ......................... $1,160,979   $1,779,930    $2,832,188    $2,541,497    $1,106,363

Ratios to average net assets:

 Expenses ...............................................      1.35%        1.32%         1.36%         1.35%         1.39%

 Expenses excluding waiver and payments by affiliate ....      1.35%        1.32%         1.36%         1.35%         1.41%

 Net investment income ..................................      4.26%        6.58% b       9.07%         8.51%         6.93%

Portfolio turnover rate .................................     55.96%       62.21%        84.15%        66.27%        63.29%


aTotal return does not reflect the contingent deferred sales charge and is not annualized for periods less than one year.
bEffective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

 Net investment income per share ............................. $(.008)
 Net realized and unrealized gains (losses) per share ........   .008
 Ratio of net investment income to average net assets ........   .07%

 Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

                             Annual Report|See notes to financial statements.| 9

FRANKLIN FLOATING RATE TRUST

STATEMENT OF INVESTMENTS, JULY 31, 2003

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT A        VALUE
---------------------------------------------------------------------------------------------------------------------------
  BONDS 2.2%
  FINANCIAL CONGLOMERATES .7%
  Finova Group Inc., 7.50%, 11/15/09 ...............................................    $17,086,000         $    7,774,130
                                                                                                            ---------------
  HOSPITAL/NURSING MANAGEMENT .3%
  Genesis Health Ventures Inc., 6.114%, 4/02/07 ....................................      3,326,596              3,309,963
                                                                                                            ---------------
  WIRELESS COMMUNICATIONS 1.2%
  Arch Wireless Inc.,
     Senior secured note, 10.00%, 5/15/07 ..........................................      1,089,941              1,095,391
     Senior sub. note, PIK, 12.00%, 5/15/09 ........................................     12,115,000             13,356,787
                                                                                                            ---------------
                                                                                                                14,452,178
                                                                                                            ---------------
  TOTAL BONDS (COST $62,940,563) ...................................................                            25,536,271
                                                                                                            ---------------
b SENIOR FLOATING RATE INTERESTS 90.7%
  ADVERTISING/MARKETING SERVICES .2%
     Adams Outdoor Advertising Inc., Term Loan B, 4.578 - 6.25%, 2/08/08 ...........      2,655,759              2,668,210
     c DIMAC Holdings, Term Loan B, 7.00%, 9/30/03 .................................        558,337                 16,750
                                                                                                            ---------------
                                                                                                                 2,684,960
                                                                                                            ---------------

  AEROSPACE & DEFENSE 3.2%
  ILC Industries Inc., Term Loan, 5.60%, 4/11/10 ...................................        966,981                959,729
  Integrated Defense Technology Inc., Term Loan B, 5.10%, 3/04/08 ..................      8,515,744              8,505,100
  Raytheon Aerospace LLC, Term Loan B, 5.10 - 5.11%, 6/29/07 .......................      8,848,926              8,854,457
  Titan Corp., Term Loan B, 4.38 - 6.00%, 2/23/06 ..................................     11,399,962             11,430,833
  United Defense Industries Inc., Term Loan B, 3.10%, 8/13/09 ......................        816,504                819,419
  Veridian Corp., Term Loan, 4.35%, 6/05/08 ........................................      1,945,586              1,945,586
  Vought Aircraft Industries,
     Term Loan B, 4.35%, 7/21/07 ...................................................        276,496                276,841
     Term Loan C, 4.60%, 7/24/08 ...................................................      2,059,114              2,061,688
     Term Loan X, 4.10%, 12/01/06 ..................................................      2,034,329              2,029,243
                                                                                                            ---------------
                                                                                                                36,882,896
                                                                                                            ---------------

  AGRICULTURAL COMMODITIES/MILLING .1%
  Hines Nurseries Inc., Term Loan B, 5.125%, 2/28/05 ...............................      1,534,063              1,534,063
                                                                                                            ---------------
  AIRLINES .1%
  Transdigm Inc., Term Loan B, 3.85%, 7/22/10 ......................................      1,000,000              1,010,938
                                                                                                            ---------------
  ALTERNATIVE POWER GENERATION .1%
  Headwaters Inc., Term Loan B, 5.36 - 7.25%, 9/12/07 ..............................      1,609,318              1,601,272
                                                                                                            ---------------
  APPAREL/FOOTWEAR .9%
  Levi Strauss & Co., Term Loan B, 5.353%, 7/31/06 .................................      8,790,267              8,666,658
  St. John Knits Inc., Term Loan B, 4.875 - 5.063%, 7/31/07 ........................      2,251,994              2,255,865
                                                                                                            ---------------
                                                                                                                10,922,523
                                                                                                            ---------------

  AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER 6.6%
  Dayco Products LLC, Term Loan B, 4.25 - 4.51%, 5/31/07 ...........................      3,817,309              3,792,497
  GenCorp Inc., Term Loan B, 4.938%, 3/28/07 .......................................      8,452,419              8,441,853
  Hayes Lemmerz, Term Loan, 5.86 - 6.04%, 6/03/09 ..................................      9,000,000              9,056,250
  Hilite International Inc., Term Loan B, 5.60 - 5.77%, 3/31/09 ....................        982,500                966,534
  Key Plastics Inc.,
     Term Loan B, 8.00%, 4/25/09 ...................................................      2,160,000              2,192,400
     Term Loan C, 12.50%, 4/25/10 ..................................................      2,000,000              2,010,000




10 | Annual Report

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT A        VALUE
---------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONT.)
  AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER (CONT.)
  Metaldyne, Term Loan D, 5.625%, 12/31/09 .........................................    $ 4,981,258           $  4,760,837
  Progressive Moulded Products, Term Loan C, 4.625%, 6/30/08 .......................      1,000,000              1,005,000
  SPX Corp.,
     Term Loan B, 3.375%, 9/30/09 ..................................................      3,068,438              3,081,672
     Term Loan C, 3.625%, 12/31/07 .................................................      5,114,063              5,136,119
  Tenneco Automotive Inc.,
     Term Loan B, 5.30%, 11/04/07 ..................................................      9,888,800              9,887,920
     Term Loan C, 5.55%, 5/04/08 ...................................................      9,888,800              9,902,041
  TRW Automotive Acquisition Corp.,
     Term Loan A, 4.813%, 2/27/09 ..................................................      1,536,585              1,538,506
     Term Loan C1, 4.13%, 2/28/11 ..................................................     15,000,000             15,076,560
                                                                                                            ---------------
                                                                                                                76,848,189
                                                                                                            ---------------

  AUTOMOTIVE AFTERMARKET .4%
  Advanced Store Cos. Inc., Term Loan C, 3.875 - 4.063%, 11/30/07 ..................      3,935,528              3,961,109
  United Components Inc., Term Loan B, 4.37%, 6/20/10 ..............................      1,000,000              1,008,958
                                                                                                            ---------------
                                                                                                                 4,970,067
                                                                                                            ---------------
  BEVERAGES: ALCOHOLIC .4%
  Constellation Brands Inc., Term Loan B, 3.875%, 11/30/08 .........................      5,000,000              5,051,250
                                                                                                            ---------------
  BROADCASTING 2.6%
c Comcorp Broadcasting, Term Loan, 11.50%, 9/30/03 .................................      3,185,651              3,161,759
c Comcorp Holdings, Term Loan, 13.875%, 9/30/03 ....................................      4,714,710              4,478,975
  Cumulus Media Inc., Term Loan C, 3.625%, 3/28/10 .................................      2,992,500              3,012,607
  Emmis Communications Corp., Term Loan A, 3.125%, 2/28/09 .........................      2,569,763              2,575,042
  Emmis Operating Co., Term Loan B, 3.375%, 8/31/09 ................................      2,081,088              2,094,384
  Gray Television Inc., Term Loan C, 3.36 - 3.51%, 12/31/10 ........................      1,000,000              1,008,750
  Quorum Broadcasting, Term Loan B, 5.60%, 9/30/07 .................................      7,437,348              7,177,041
  Radio One Inc., Term Loan A, 2.03%, 6/30/07 ......................................      2,775,000              2,740,313
  Sinclair Broadcast Group Inc., Term Loan B, 3.313 - 3.375%, 12/31/09 .............        971,800                977,483
c White Knight Broadcasting, Term Loan B, 11.50%, 9/30/03 ..........................      3,516,334              3,489,962
                                                                                                            ---------------
                                                                                                                30,716,316
                                                                                                            ---------------
  BUILDING PRODUCTS 1.7%
  Masonite International Corp., Term Loan C, 3.75 - 4.063%, 8/31/08 ................      2,871,339              2,877,920
  Tapco International,
     Term Loan B, 4.00 - 4.10%, 7/23/07 ............................................      7,363,636              7,377,443
     Term Loan C, 4.25 - 4.35%, 7/23/08 ............................................      6,163,636              6,175,193
  Therma-Tru Corp., Term Loan B, 4.103%, 2/18/09 ...................................      2,947,500              2,961,318
                                                                                                            ---------------
                                                                                                                19,391,874
                                                                                                            ---------------
  CABLE/SATELLITE TELEVISION 10.4%
  Bresnan Broadband Holdings LLC, Term Loan, 5.35 - 5.57%, 9/20/10 .................      1,000,000              1,003,906
  Century Cable (Adelphia),
     Discretionary Term Loan, 6.00%, 12/31/09 ......................................      3,000,000              2,521,500
     Term Loan, 6.00%, 6/30/09 .....................................................      1,000,000                846,786


                                                              Annual Report | 11

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT A        VALUE
---------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONT.)
  CABLE/SATELLITE TELEVISION (CONT.)
  Charter Communications CCVI,
   d Revolver, .25 - 2.62%, 5/12/08 ................................................    $   875,000         $      794,063
     Term Loan A, 2.60%, 5/12/08 ...................................................      1,068,750                944,241
     Term Loan B, 3.60%, 11/12/08 ..................................................     14,427,519             12,954,714
  Charter Communications CCVIII, Term Loan B, 3.62 - 3.85%, 2/02/08 ................      2,870,649              2,704,562
  DirecTV Holdings LLC, Term Loan, 4.74 - 4.77%, 3/06/10 ...........................     20,000,000             20,128,760
  Insight Midwest Holdings, Term Loan B, 4.063%, 12/31/09 ..........................      8,000,000              8,033,568
  MCC Iowa (Broadband), Term Loan B1, 3.62%, 9/12/10 ...............................      3,000,000              3,024,792
  Mediacom Illinois, Term Loan B, 3.60%, 12/31/08 ..................................      4,962,500              5,003,510
  Olympus Cable Holdings (Adelphia), Term Loan B, 6.00%, 9/30/10 ...................      2,000,000              1,775,750
  PanAmSat Corp., Term Loan B, 4.60%, 12/31/08 .....................................      6,800,000              6,841,895
  Pegasus Media & Communications, Term Loan B, 4.625%, 4/30/05 .....................     12,588,168             12,257,729
  Satelites Mexicanos, Term Loan C, 144A, 5.614%, 6/30/04 ..........................      8,522,000              7,541,970
  UCA-HHC (Adelphia), Term Loan B, 5.25%, 3/31/08 ..................................     20,935,000             17,145,765
  UPC Distribution Holdings BV, Term Loan C2, 6.61%, 3/31/09 .......................     11,500,000             10,242,188
Videotron Itee, Term Loan B, 4.03%, 12/01/09 .......................................      7,272,062              7,223,579
                                                                                                            ---------------
                                                                                                               120,989,278
                                                                                                            ---------------
  CASINOS/GAMING 1.9%
  Ameristar Casinos Inc., Term Loan B, 3.875%, 12/20/06 ............................      3,352,600              3,372,297
  Greektown Casinos LLC,
     Term Loan B, 4.875 - 5.063%, 11/16/04 .........................................      3,184,898              3,196,842
     Term Loan C, 4.875%, 11/16/04 .................................................      1,488,658              1,490,519
  Isle of Capri, Term Loan B, 3.758 - 3.77%, 4/26/08 ...............................        987,500                991,974
  Isle of Capri Black Hawk, Term Loan C, 5.00 - 5.32%, 4/15/06 .....................        997,460              1,000,890
  Marina District Finance Co. Inc., Term Loan B, 5.10 - 5.27%, 12/31/07 ............      3,000,000              3,011,250
  Penn National Gaming Inc., Term Loan B, 5.00 - 5.28%, 3/03/09 ....................      3,987,500              4,003,450
  Scientific Games Corp., Term Loan B, 4.60%, 12/10/08 .............................      4,975,000              4,993,656
                                                                                                            ---------------
                                                                                                                22,060,878
                                                                                                            ---------------
  CATALOG/SPECIALTY DISTRIBUTION .2%
  Affinity Group Inc.,
     Term Loan B1, 5.13 - 7.00%, 5/21/09 ...........................................        285,000                286,336
     Term Loan B2, 5.10 - 5.164%, 5/21/09 ..........................................        712,500                715,840
  Oriental Trading Co. Inc., Term Loan B, 5.75%, 7/29/10 ...........................      1,000,000              1,006,250
                                                                                                            ---------------
                                                                                                                 2,008,426
                                                                                                            ---------------
  CHEMICALS: SPECIALTY 1.3%
  Arteva B.V. (Kosa), Term Loan B, 4.35%, 12/31/06 .................................      3,674,581              3,669,069
  FMC Corp., Term Loan B, 5.85%, 10/21/07 ..........................................      4,975,000              5,042,163
  Ineos Group Ltd., Term Loan C, 4.771%, 6/30/09 ...................................      2,328,487              2,337,219
  Noveon Inc., Term Loan B, 3.938%, 12/31/09 .......................................      1,000,000              1,011,563
  Rockwood Specialties Group Inc., Term Loan B, 4.61%, 7/23/10 .....................      1,000,000              1,012,500
  Sovereign Specialty Chemicals Inc., Term Loan B, 5.625%, 12/31/07 ................        995,000                962,663
  Westlake Chemical Corp., Term Loan B, 4.88 - 4.97%, 7/31/10 ......................      1,000,000              1,011,250
                                                                                                            ---------------
                                                                                                                15,046,427
                                                                                                            ---------------

12 | Annual Report

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT A        VALUE
---------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONT.)
  COAL 1.4%
  Massey Energy Co., Term Loan, 4.61%, 1/01/07 .....................................    $10,000,000         $    9,993,750
  Peabody Energy Corp., Term Loan B, 3.60 - 3.76%, 3/21/10 .........................      5,985,000              6,044,850
                                                                                                            ---------------
                                                                                                                16,038,600
                                                                                                            ---------------
  COMMERCIAL PRINTING/FORMS 3.2%
  American Reprographics, Term Loan B, 5.15%, 4/10/08 ..............................     15,964,260             15,630,017
  Moore Holdings USA Inc., Term Loan B, 4.25 - 4.313%, 3/14/10 .....................      5,000,000              5,016,405
  Vertis Inc., Bridge Term Loan, 13.50%, 12/09/09 ..................................     16,305,556             16,142,500
                                                                                                            ---------------
                                                                                                                36,788,922
                                                                                                            ---------------
  CONSUMER SUNDRIES .5%
  Central Garden & Pet Co., Term Loan, 3.851 - 4.04%, 5/14/09 ......................      2,000,000              2,013,126
  NBTY Inc., Term Loan B, 3.60%, 7/22/09 ...........................................      1,000,000              1,011,250
  Playtex Products Inc., Term Loan C, 4.60 - 4.616%, 5/31/09 .......................      1,485,000              1,486,083
  United Industries Corp., Term Loan B, 5.10%, 1/20/06 .............................        774,599                776,052
                                                                                                            ---------------
                                                                                                                 5,286,511
                                                                                                            ---------------

  CONTAINERS/PACKAGING 3.2%
  ACI Operations Property Ltd., Term Loan, 4.39%, 4/01/07 ..........................      1,000,000                997,031
  Berry Plastics, Term Loan, 4.29%, 7/22/10 ........................................        987,519                994,431
  Constar International Inc., Term Loan B, 6.50%, 11/20/09 .........................      4,962,500              4,945,960
  Crown Cork & Seal Co. Inc., Term Loan B, 4.10%, 9/15/08 ..........................      3,000,000              3,014,064
  Graham Packaging Co., Term Loan B, 5.00 - 5.063%, 2/20/10 ........................      8,000,000              8,002,000
  Greif Brothers Corp., Term Loan B, 3.36%, 8/15/09 ................................        990,000                992,723
  Impress Metal, Term Loan G, 4.352%, 12/31/06 .....................................        827,138                825,070
  Owens-Brockway Glass Container Inc., Term Loan B, 4.36%, 4/01/08 .................      6,000,000              6,022,500
  Stone Container Corp.,
     Term Loan B, 3.625%, 7/25/09 ..................................................      5,771,370              5,800,949
     Term Loan C, 3.625%, 7/25/09 ..................................................        977,862                982,873
  Tekni-Plex Inc., Term Loan B, 4.625%, 6/21/08 ....................................      4,850,000              4,781,799
                                                                                                            ---------------
                                                                                                                37,359,400
                                                                                                            ---------------
  DRUG STORE CHAINS .9%
  Rite Aid Corp., Term Loan, 4.60 - 4.61%, 5/22/08 .................................     10,000,000             10,082,500
                                                                                                            ---------------
  ELECTRIC UTILITIES 3.5%
  AES Corp., Term Loan B, 5.13 - 5.32%, 4/30/08 ....................................      6,000,000              5,968,752
  Calpine Corp., Term Loan, 8.75%, 7/15/07 .........................................     13,000,000             12,215,359
  Consumers Energy Co.,
     Term Loan, 5.839%, 7/11/04 ....................................................      1,000,000              1,006,875
     Term Loan, 5.61%, 3/31/06 .....................................................      1,000,000              1,006,875
  Michigan Electric Transmission Co. LLC, Term Loan, 3.60%, 5/01/07 ................        985,038                988,936
  Mission Energy Holding,
     Term Loan A, 8.625%, 6/30/06 ..................................................        259,740                140,260
     Term Loan B, 8.625%, 6/30/06 ..................................................        740,260                399,740
  Pike Electric Inc., Term Loan, 4.375%, 4/17/10 ...................................      2,373,065              2,390,123
  Southern California Edison Co., Term Loan B, 4.375%, 3/01/05 .....................     15,000,000             15,060,945
  Westar Energy Inc., Term Loan, 4.12%, 6/05/05 ....................................      1,986,336              1,996,268
                                                                                                            ---------------
                                                                                                                41,174,133
                                                                                                            ---------------


                                                              Annual Report | 13

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT A        VALUE
---------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONT.)
  ELECTRICAL PRODUCTS .2%
  Rayovac Corp., Term Loan B, 4.85 - 5.04%, 10/01/09 ...............................    $ 2,670,000           $  2,675,562
                                                                                                            ---------------
  ELECTRONIC COMPONENTS .5%
  Amkor Technology Inc., Term Loan, 5.10%, 1/31/06 .................................      2,493,750              2,528,820
  Seagate Technology HDD Holdings, Term Loan B, 3.125%, 5/13/07 ....................      2,121,471              2,132,078
  Seagate Technology (US) Holdings, Term Loan B, 3.125%, 5/13/07 ...................        848,529                852,772
                                                                                                            ---------------
                                                                                                                 5,513,670
                                                                                                            ---------------
  ELECTRONIC EQUIPMENT/INSTRUMENTS .6%
  Neptune Technology Group Inc., Term Loan B, 5.58%, 3/31/10 .......................      6,815,789              6,892,467
                                                                                                            ---------------
  ELECTRONICS/APPLIANCES .6%
  Alliance Laundry Systems LLC, Term Loan, 4.74 - 4.81%, 7/31/09 ...................      4,481,865              4,462,257
  Interline Brands, Term Loan B, 5.60%, 9/30/09 ....................................      3,000,000              3,011,250
                                                                                                            ---------------
                                                                                                                 7,473,507
                                                                                                            ---------------

  ENGINEERING & CONSTRUCTION .8%
  Brand Services Inc., Term Loan B, 5.10%, 10/16/09 ................................        995,000              1,000,182
  URS Corp., Term Loan B, 4.85%, 8/22/08 ...........................................      3,363,119              3,358,915
  Washington Group International (Morrison Knudsen),
  Synthetic Term Loan, 1.014%, 7/23/04 .............................................      4,500,000              4,488,750
                                                                                                            ---------------
                                                                                                                 8,847,847
                                                                                                            ---------------
  ENVIRONMENTAL SERVICES 1.3%
  Allied Waste North America Inc.,
     Term Loan, 4.37%, 1/15/10 .....................................................      2,142,857              2,162,724
     Term Loan B, 4.37 - 4.56%, 1/15/10 ............................................     10,357,143             10,457,731
  Casella Waste Systems Inc., Term Loan B, 4.375 - 4.563%, 1/24/09 .................      1,000,000              1,005,375
  Mactec Inc., Term Loan B, 6.75%, 2/22/08 .........................................      1,897,222              1,328,056
                                                                                                            ---------------
                                                                                                                14,953,886
                                                                                                            ---------------
  FINANCIAL CONGLOMERATES .4%
e Ares IV, Term Loan D, 144A, 7.29%, 12/22/12 ......................................      1,400,000                739,760
e Centurion II, Tranche D, 144A, 7.349%, 11/12/12 ..................................      2,500,000              1,200,000
e Clydesdale CLO, Tranche D, 144A, 7.829%, 3/22/13 .................................      2,000,000              1,724,400
e First Dominion Funding II, sub. floating rate deb.,
  Series A-D, 144A, 6.97%, 4/25/14 .................................................      3,000,000                897,300
                                                                                                            ---------------
                                                                                                                 4,561,460
                                                                                                            ---------------
  FOOD DISTRIBUTORS .2%
  Fleming Cos. Inc., Term Loan, 4.375%, 6/18/08 ....................................      2,527,950              2,388,913
                                                                                                            ---------------
  FOOD RETAIL .1%
  Pathmark Stores Inc., Term Loan B2, 5.625%, 6/30/07 ..............................        915,543                914,970
                                                                                                            ---------------
  FOOD: MAJOR DIVERSIFIED 1.3%
  Birds Eye Foods Inc., Term Loan B, 3.85%, 8/08/08 ................................      7,940,000              7,966,464
  Del Monte Corp., Term Loan B, 4.85 - 4.86%, 12/20/10 .............................        926,425                934,299
  Dole Food Inc., Term Loan B, 4.938 - 6.75%, 3/28/08 ..............................      3,408,696              3,440,652
  International Multifoods Corp., Term Loan B, 4.07 - 6.00%, 2/28/08 ...............      1,320,206              1,327,529
  Merisant Corp., Term Loan B, 3.86%, 1/09/10 ......................................      1,000,000              1,007,500
                                                                                                            ---------------
                                                                                                                14,676,444
                                                                                                            ---------------

14 | Annual Report

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT A        VALUE
---------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONT.)
  FOOD: MEAT/FISH/DAIRY .5%
  American Seafoods, Term Loan B, 4.35%, 4/15/09 ...................................    $ 1,322,304         $    1,324,783
  Suiza Foods Corp., Term Loan B, 3.35%, 12/21/08 ..................................      2,947,028              2,962,529
  Swift & Co., Term Loan B, 4.35%, 9/19/08 .........................................        992,500                994,981
                                                                                                            ---------------
                                                                                                                 5,282,293
                                                                                                            ---------------
  FOOD: SPECIALTY/CANDY .6%
  Nellson Neutraceuticals Inc., Term Loan, 4.11%, 10/04/09 .........................      1,500,000              1,513,125
  Nutrasweet,
     Second Lien Term Loan, 7.313%, 5/24/09 ........................................      2,913,000              2,665,395
     Term Loan B, 4.688%, 5/24/07 ..................................................        640,340                635,137
  Otis Spunkmeyer Inc., Term Loan B, 5.35%, 2/20/09 ................................      1,930,165              1,932,979
  Reddy Ice Group Inc., Term Loan, 4.11%, 7/31/09 ..................................      1,000,000              1,011,875
                                                                                                            ---------------
                                                                                                                 7,758,511
                                                                                                            ---------------

  HOME FURNISHINGS .4%
  Aero Products International, Term Loan, 5.77 - 7.50%, 12/16/08 ...................      1,931,456              1,907,918
  National Bedding Co., Term Loan B, 4.99 - 5.08%, 8/21/08 .........................        939,857                943,528
  Springs Industries Inc., Term Loan B, 5.125%, 9/05/08 ............................      2,000,000              2,005,000
                                                                                                            ---------------
                                                                                                                 4,856,446
                                                                                                            ---------------
  HOSPITAL/NURSING MANAGEMENT 1.6%
  Community Health Systems Inc., Term Loan, 3.62%, 1/16/11 .........................      1,000,000              1,003,750
  Genesis Health Ventures Inc., Term Loan B, 4.60%, 3/30/07 ........................      5,010,258              5,011,826
  Iasis Healthcare Corp., Term Loan B, 5.36 - 5.364%, 2/07/09 ......................      9,250,000              9,319,375
  Triad Hospitals Inc., Term Loan B, 4.10%, 9/30/08 ................................        980,909                988,322
  Vanguard Health Systems Inc., Term Loan B, 5.36%, 1/03/10 ........................      1,990,000              1,999,950
                                                                                                            ---------------
                                                                                                                18,323,223
                                                                                                            ---------------
  HOTEL/RESORTS/CRUISELINES .9%
  Extended Stay America Inc., Term Loan B, 4.85%, 7/01/07 ..........................      8,504,437              8,561,382
  Wyndham International Inc., Term Loan B, 5.875%, 6/30/04 .........................      2,512,080              2,124,278
                                                                                                            ---------------
                                                                                                                10,685,660
                                                                                                            ---------------
  INDUSTRIAL CONGLOMERATES .8%
  Walter Industries Inc., Term Loan B, 5.35 - 5.518%, 4/14/10 ......................      8,775,000              8,775,000
                                                                                                            ---------------
  INDUSTRIAL MACHINERY 1.0%
  Colfax Corp.,
     Term Loan B, 3.125 - 4.875%, 5/30/09 ..........................................      5,000,000              4,987,500
     Term Loan C, 7.375%, 5/30/10 ..................................................      1,000,000                995,000
  Flowserve Corp., Term Loan C, 3.875 - 4.00%, 6/30/09 .............................      1,430,452              1,438,371
  Gleason Corp., Term Loan B, 4.938 - 5.125%, 2/18/08 ..............................      4,177,291              4,156,405
                                                                                                            ---------------
                                                                                                                11,577,276
                                                                                                            ---------------
  INDUSTRIAL SPECIALTIES .4%
  SC Johnson Commercial Markets, Term Loan B, 4.80%, 11/03/09 ......................      4,791,470              4,814,570
                                                                                                            ---------------



                                                              Annual Report | 15

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT A        VALUE
---------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONT.)
  INFORMATION TECHNOLOGY SERVICES .3%
  Worldspan, Term Loan, 4.875%, 6/30/07 ............................................    $ 1,000,000         $    1,006,875
  Xerox Corp., Term Loan, 3.35%, 9/30/08 ...........................................      2,000,000              1,985,000
                                                                                                            ---------------
                                                                                                                 2,991,875
                                                                                                            ---------------

  MAJOR TELECOMMUNICATIONS 1.7%
  Alec Holdings Inc.,
     Term Loan B, 4.334%, 11/04/07 .................................................      1,940,274              1,938,658
     Term Loan C, 4.579%, 5/14/08 ..................................................      1,746,246              1,744,792
c E.Spire Communications, Term Loan C, 8.00%, 8/01/06 ..............................     16,877,867                     --
  GCI Holdings Inc., Term Loan, 7.578%, 10/30/04 ...................................      2,000,000              2,012,500
  Qwest Corp., Term Loan, 6.50%, 6/30/07 ...........................................      3,000,000              3,024,750
c WCI Capital Corp., Term Loan B, 9.50%, 3/31/07 ...................................     30,500,000                     --
c Winstar Communications Inc., DIP, 7.00%, 12/30/03 ................................      5,035,549                708,502
d Worldcom Inc., DIP, 3.50%, 7/23/04 ...............................................     10,000,000             10,000,000
                                                                                                            ---------------
                                                                                                                19,429,202
                                                                                                            ---------------
  MANAGED HEALTH CARE .3%
  Oxford Health Plans Inc., Term Loan B, 4.07 - 5.75%, 4/25/09 .....................      2,992,500              3,005,592
  Pacificare Health Systems Inc., Term Loan, 4.61%, 6/03/08 ........................      1,000,000              1,006,875
                                                                                                            ---------------
                                                                                                                 4,012,467
                                                                                                            ---------------
  MARINE SHIPPING 1.0%
  Great Lakes Transportation LLC, Term Loan, 5.063 - 5.125%, 3/23/08 ...............      6,475,679              6,491,869
  Horizon Lines LLC, Term Loan, 5.03 - 5.33%, 2/27/09 ..............................      2,995,714              3,006,481
  Ingram Industries Inc., Term Loan B, 4.00 - 4.29%, 7/02/08 .......................      1,675,189              1,684,264
  United States Shipping LLC, Term Loan, 4.35 - 4.52%, 9/16/08 .....................        870,192                872,731
                                                                                                            ---------------
                                                                                                                12,055,345
                                                                                                            ---------------
  MEDIA CONGLOMERATES 1.2%
  Bridge Information Systems Inc.,
    c Multi Draw Term Loan, 6.75%, 5/29/05 .........................................        477,598                 52,536
    c Revolver, 6.50%, 7/07/05 .....................................................          8,527                    938
    c Term Loan A, 6.75%, 5/29/05 ..................................................        473,663                 52,103
    c Term Loan B, 6.00%, 5/29/05 ..................................................     14,382,362              1,582,060
  Canwest Media Inc.,
     Term Loan B, 4.79%, 5/15/08 ...................................................      7,306,133              7,368,235
     Term Loan C, 5.04%, 5/15/09 ...................................................      4,565,249              4,604,054
                                                                                                            ---------------
                                                                                                                13,659,926
                                                                                                            ---------------
  MEDICAL SPECIALTIES .9%
  Alaris Medical Inc., Term Loan, 3.85 - 3.87%, 6/30/09 ............................      1,918,367              1,938,750
  Conmed Corp., Term Loan, 3.86 - 4.09%, 12/15/09 ..................................      1,000,000              1,008,750
  Fisher Scientific International Inc., Term Loan B, 3.60%, 3/31/10 ................      1,995,000              2,006,970
  Fresenius Medical Care, Term Loan B, 3.603 - 3.779%, 2/21/10 .....................        997,500              1,005,605
  Medex Inc., Term Loan B, 4.85%, 5/21/09 ..........................................      1,000,000              1,006,667
  PerkinElmer Inc., Term Loan B, 5.10%, 12/26/08 ...................................      3,610,000              3,651,742
                                                                                                            ---------------
                                                                                                                10,618,484
                                                                                                            ---------------


16 | Annual Report

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT A        VALUE
---------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONT.)
  MEDICAL/NURSING SERVICES 2.2%
  Alliance Imaging Inc., Term Loan C, 3.438 - 3.75%, 11/30/08 ......................    $ 1,321,684           $  1,291,286
  Ameripath Inc., Term Loan B, 5.60%, 3/27/10 ......................................      2,992,500              3,011,203
  Cross Country Healthcare Inc., Term Loan, 4.364%, 6/05/09 ........................      1,000,000              1,012,500
  DaVita Inc., Term Loan B, 3.603 - 3.66%, 3/31/09 .................................      7,000,000              7,037,191
d Insight Health Services, Delayed Draw, 2.50 - 6.75%, 10/17/08 ....................      9,000,000              9,033,750
  Team Health Inc., Term Loan B, 4.531%, 10/31/08 ..................................      4,759,491              4,707,436
                                                                                                            ---------------
                                                                                                                26,093,366
                                                                                                            ---------------
  MILITARY/GOVERNMENT/TECHNICAL .6%
  DRS Technologies Inc., Term Loan, 4.10 - 4.34%, 9/28/08 ..........................      2,456,316              2,477,809
  U.S. Investigations Services Inc., Term Loan, 5.07 - 5.26%, 1/02/08 ..............      4,326,470              4,341,345
                                                                                                            ---------------
                                                                                                                 6,819,154
                                                                                                            ---------------
  MISCELLANEOUS COMMERCIAL SERVICES 2.9%
  Burhmann N.V., Term Loan B, 5.30%, 10/26/07 ......................................     12,587,207             12,522,697
  Century Maintenance Supply Inc., Term Loan B, 5.75%, 5/07/10 .....................      8,000,000              8,120,000
  Corrections Corp. of America, Term Loan B, 4.60 - 4.78%, 3/31/08 .................     10,820,694             10,886,635
  Global Imaging Systems Inc., Term Loan, 4.03 - 4.10%, 6/20/09 ....................      1,000,000              1,012,500
  Wackenhut Corrections Corp., Term Loan B, 4.10 - 4.12%, 7/10/09 ..................      1,000,000              1,005,000
                                                                                                            ---------------
                                                                                                                33,546,832
                                                                                                            ---------------
  MISCELLANEOUS MANUFACTURING 1.3%
  General Cable Corp., Term Loan B, 6.10 - 6.125%, 5/27/07 .........................        191,773                175,472
  Mueller Group, Term Loan E, 3.85 - 4.03%, 5/31/08 ................................      7,910,075              7,915,723
  Norcross Safety Products, Term Loan, 5.53%, 3/01/09 ..............................        997,500              1,000,929
  Rexnord Corp., Term Loan, 5.13 - 5.14%, 11/18/09 .................................      1,944,444              1,963,078
  Sanmina-Sci Corp., Term Loan B, 5.30%, 12/12/07 ..................................      1,990,000              2,011,974
  Trimas Corp., Term Loan B, 4.50 - 6.25%, 12/06/09 ................................      2,495,318              2,501,120
                                                                                                            ---------------
                                                                                                                15,568,296
                                                                                                            ---------------
  MOVIES/ENTERTAINMENT 6.3%
d AMC Entertainment Inc., Revolver, .50 - 1.50%, 4/10/04 ...........................      3,500,000              3,456,250
  Carmike Cinemas Inc., Term Loan, 7.75%, 1/31/07 ..................................      1,716,995              1,727,369
  CH Operating LLC, Term Loan B, 5.625%, 6/21/07 ...................................      3,810,345              3,807,963
  Cinemark USA Inc., Term Loan, 3.78 - 4.13%, 3/31/08 ..............................      1,995,000              2,010,587
  Fitness Holdings Worldwide,
     Term Loan B, 5.875%, 11/02/06 .................................................      3,418,018              3,394,520
     Term Loan C, 6.125%, 11/02/07 .................................................      8,110,056              8,054,300
  Hollywood Entertainment Corp., Term Loan, 4.60%, 3/31/08 .........................      2,475,000              2,487,375
  Loews Cineplex Entertainment Corp., Term Loan A, 4.688%, 2/28/08 .................     13,525,430             13,491,616
  Metro-Goldwyn-Mayer Inc.,
     Term Loan A, 3.85%, 6/30/07 ...................................................      8,000,000              8,012,504
     Term Loan B, 4.10%, 6/30/08 ...................................................      4,000,000              4,006,252
  Mets II LLC, Term Loan, 4.35%, 8/23/05 ...........................................      3,000,000              2,996,250
  New Jersey Basketball LLC, Term Loan, 4.10%, 12/06/03 ............................      3,000,000              3,000,000
  Rainbow Media AMC/IFC/WE, Term Loan, 4.56%, 3/31/09 ..............................        600,000                602,063
  Rainbow Media Holdings Inc., Term Loan, 4.56%, 3/31/09 ...........................      2,400,000              2,408,251


                                                              Annual Report | 17

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT A        VALUE
---------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONT.)
  MOVIES/ENTERTAINMENT (CONT.)
  Regal Cinemas Inc.,
     Term Loan C, 3.875%, 12/31/07 .................................................     $  925,000         $      936,563
     Term Loan D, 3.625%, 6/30/09 ..................................................      1,000,000              1,011,250
  Vivendi Universal Entertainment, Term Loan, 3.85 - 3.86%, 6/24/08 ................      9,000,000              9,057,654
  Washington Football Group, Term Loan A, 3.834%, 10/07/07 .........................      2,500,000              2,514,063
                                                                                                            ---------------
                                                                                                                72,974,830
                                                                                                            ---------------
  OIL & GAS PIPELINES .3%
  WEG Acquisitions LP, Term Loan, 5.60 - 5.61%, 6/17/08 ............................      2,000,000              2,020,000
  Williams Energy Partners LP, Term Loan B, 5.375%, 8/05/08 ........................      1,000,000              1,005,000
                                                                                                            ---------------
                                                                                                                 3,025,000
                                                                                                            ---------------
  OIL & GAS PRODUCTION .4%
  Williams Production RMT Co., Term Loan, 4.90%, 5/30/07 ...........................      5,000,000              5,037,500
                                                                                                            ---------------
  OIL REFINING/MARKETING .9%
  Citgo Petroleum Corp., Term Loan, 8.25%, 2/27/06 .................................      5,000,000              5,162,500
  Pacific Energy Group LLC, Term Loan B, 3.86 - 4.066%, 7/26/09 ....................      3,000,000              3,022,500
  Tesoro Petroleum Corp.,
     Term Loan, 4.36 - 5.50%, 4/17/07 ..............................................        831,250                838,523
     Term Loan (ABL), 6.53 - 6.606%, 4/15/08 .......................................        997,500              1,004,625
                                                                                                            ---------------
                                                                                                                10,028,148
                                                                                                            ---------------

  OTHER CONSUMER SPECIALTIES .2%
  Central Parking Corp., Term Loan B, 4.60%, 3/03/09 ...............................        997,500                996,461
  Jostens Inc., Term Loan, 3.60%, 7/28/10 ..........................................      1,000,000              1,009,375
                                                                                                            ---------------
                                                                                                                 2,005,836
                                                                                                            ---------------
  OTHER TRANSPORTATION 1.9%
  Eurotunnel Finance Ltd., Tier 1 Jr Debt, 7.03%, 7/01/25 (United Kingdom) .........      6,167,225 GBP          8,723,932
  Laidlaw International Inc., Term Loan, 7.00%, 6/17/09 ............................      9,900,000              9,974,250
  Pacer International Inc., Term Loan, 4.375 - 6.25%, 6/06/10 ......................        949,020                957,324
  Transcore Holdings Inc., Term Loan B, 4.85 - 6.25%, 10/31/06 .....................      1,904,968              1,912,112
                                                                                                            ---------------
                                                                                                                21,567,618
                                                                                                            ---------------
  PERSONNEL SERVICES .1%
  Spectaguard Acquisition LLC, Term Loan, 7.50%, 4/25/10 ...........................        986,184                961,530
                                                                                                            ---------------
  PHARMACEUTICALS: GENERIC .1%
  Alpharma Operating Corp., Term Loan B, 4.35 - 4.60%, 10/05/08 ....................      1,137,092              1,140,408
                                                                                                            ---------------
  PROPERTY-CASUALTY INSURANCE .3%
  Infinity Property & Casualty Corp., Term Loan, 3.60%, 7/17/10 ....................      3,000,000              3,024,375
                                                                                                            ---------------
  PUBLISHING: BOOKS/MAGAZINES 2.3%
  Advanstar Communications,
     Term Loan A, 4.85%, 4/11/07 ...................................................      2,648,543              2,631,989
     Term Loan B, 5.60%, 10/11/07 ..................................................      2,000,000              1,987,500
  American Media Inc., Term Loan C, 3.85 - 4.125%, 4/01/07 .........................        971,479                976,943
  BAI Finance LP, Term Loan C, 5.35%, 11/28/09 .....................................      2,725,486              2,751,719
  CBD Media LLC, Term Loan, 4.37 - 4.38%, 12/31/09 .................................      1,000,000              1,010,000
  F&W Publications Inc., Term Loan B, 5.05%, 12/31/09 ..............................      1,950,000              1,950,000
  Primedia Inc., Term Loan B, 3.875 - 4.125%, 6/30/09 ..............................      1,493,371              1,458,371


18 | Annual Report

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT A        VALUE
---------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONT.)
  PUBLISHING: BOOKS/MAGAZINES (CONT.)
  R.H. Donnelley Corp., Term Loan B, 5.10 - 5.28%, 6/30/10 .........................    $ 4,975,000         $    5,075,883
  Readers Digest Association Inc.,
     Term Loan A, 3.83 - 4.10%, 5/20/07 ............................................      3,643,196              3,602,210
     Term Loan B, 4.01 - 4.10%, 5/20/08 ............................................        447,897                444,298
  Weekly Reader, Term Loan B, 5.29 - 7.00%, 11/08/06 ...............................      4,703,636              4,609,563
                                                                                                            ---------------
                                                                                                                26,498,476
                                                                                                            ---------------
  PUBLISHING: NEWSPAPERS .1%
  First DT Holdings Ltd. (Hollinger), Term Loan B, 4.625%, 9/30/09 .................      1,488,750              1,509,220
                                                                                                            ---------------
  PULP & PAPER 1.9%
  Alabama Pine & Pulp,
   c PIK Term Loan B, 5.10%, 6/30/05 ...............................................      3,894,619                 38,946
   c PIK Term Loan C, 10.75%, 6/30/05 ..............................................      6,584,854                 65,849
     Revolver, 10.10%, 9/30/03 .....................................................      5,000,000              3,796,500
   c Term Loan A, 5.10%, 9/30/03 ...................................................     37,105,162             16,326,271
  MDCP Acquisitions I,
     Term Loan B, 3.86%, 9/12/10 ...................................................      1,000,000              1,001,875
     Term Loan C, 4.36%, 9/12/11 ...................................................      1,000,000              1,001,875
                                                                                                            ---------------
                                                                                                                22,231,316
                                                                                                            ---------------
  RAILROADS .9%
  DM&E Railroad, Term Loan, 8.00%, 6/30/08 .........................................      2,940,000              2,969,400
  Helm Holding Corp., Term Loan B, 4.86 - 5.089%, 10/18/06 .........................      2,856,503              2,663,689
  RailAmerica Transportation Corp., Term Loan B, 3.813%, 5/21/09 ...................      1,960,000              1,966,125
  Trinity Industries Inc., Term Loan, 4.375 - 4.563%, 6/07/07 ......................      2,970,000              2,981,138
                                                                                                            ---------------
                                                                                                                10,580,352
                                                                                                            ---------------
  REAL ESTATE INVESTMENT TRUSTS .4%
  Macerich Partnership LP, Term Loan B, 4.09%, 7/09/09 .............................        374,364                375,768
  Newkirk Master LP, Term Loan, 8.50%, 1/30/05 .....................................      4,212,759              4,239,089
                                                                                                            ---------------
                                                                                                                 4,614,857
                                                                                                            ---------------
  RECREATIONAL PRODUCTS .1%
  PlayPower Inc., Term Loan, 5.53%, 2/07/10 ........................................        975,000                973,781
                                                                                                            ---------------
  RENTAL/LEASING COMPANIES .5%
  United Rentals Inc., Term Loan B, 4.13%, 9/30/07 .................................      6,336,504              6,372,641
                                                                                                            ---------------
  RESTAURANTS .4%
  Dominos Inc., Term Loan, 4.125%, 6/25/10 .........................................      2,852,459              2,882,766
  Jack in the Box Inc., Term Loan B, 4.35 - 4.52%, 7/24/07 .........................        995,000              1,006,194
  O'Charleys Inc., Term Loan B, 5.10%, 1/15/09 .....................................        975,000                983,531
                                                                                                            ---------------
                                                                                                                 4,872,491
                                                                                                            ---------------
  SEMICONDUCTORS .3%
  Fairchild Semiconductor Corp., Term Loan, 3.938%, 6/19/08 ........................      3,000,000              3,022,500
                                                                                                            ---------------
  SERVICES TO THE HEALTH INDUSTRY .3%
  NDC Health Corp., Term Loan B, 6.00%, 11/30/08 ...................................      4,000,000              4,000,000
                                                                                                            ---------------




                                                              Annual Report | 19

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT A        VALUE
---------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONT.)
  SPECIALTY STORES .5%
  CSK Auto Inc., Term Loan B, 3.87%, 2/15/06 .......................................    $ 1,000,000           $  1,010,250
  Doane Pet Care Co.,
     Term Loan B, 6.03%, 12/31/05 ..................................................        172,586                172,910
     Term Loan C, 6.07%, 12/31/06 ..................................................         88,351                 88,609
  Pantry Inc., Term Loan, 6.00%, 4/11/07 ...........................................      1,980,237              2,009,941
  PETCO Animal Supplies Inc., Term Loan C, 4.24 - 6.00%, 10/02/08 ..................      2,968,992              2,983,837
                                                                                                            ---------------
                                                                                                                 6,265,547
                                                                                                            ---------------
  SPECIALTY TELECOMMUNICATIONS .5%
c Global Crossing Holdings Ltd., Term Loan B, 8.00%, 8/15/06 .......................      2,477,298                534,388
  McLeod USA Inc., Term Loan B, 5.47%, 5/31/08 .....................................      6,394,639              3,042,780
c Pacific Crossing Ltd., Term Loan B, 5.25%, 7/28/06 ...............................     21,312,525              1,065,626
  RCN Corp., Term Loan B, 7.00%, 6/03/07 ...........................................      1,176,145              1,063,431
                                                                                                            ---------------
                                                                                                                 5,706,225
                                                                                                            ---------------
  STEEL 1.6%
  International Steel Group,
     Term Loan A, 4.37%, 5/05/05 ...................................................      4,224,000              4,224,000
     Term Loan B, 4.62%, 5/05/07 ...................................................      9,276,000              9,281,798
  LTV Corp., Term Loan, 5.725%, 10/31/04 ...........................................      9,376,333              4,594,403
                                                                                                            ---------------
                                                                                                                18,100,201
                                                                                                            ---------------
  TOBACCO .2%
  Commonwealth Brands Inc., Term Loan, 5.188%, 8/22/07 .............................      2,860,833              2,864,409
                                                                                                            ---------------
  TOOLS/HARDWARE .1%
  Werner Holding Co., Term Loan, 3.86%, 6/06/09 ....................................      1,000,000              1,013,333
                                                                                                            ---------------
  TRUCKING .1%
  Flexi-Van Leasing Inc., Term Loan B, 4.21 - 4.31%, 9/20/07 .......................        992,500                995,602
                                                                                                            ---------------
  WHOLESALE DISTRIBUTORS .3%
  Amscan Holdings Inc., Term Loan, 6.50 - 7.50%, 6/20/07 ...........................        995,000                999,975
  National Waterworks Inc., Term Loan B, 6.50%, 11/27/09 ...........................      1,960,000              1,980,825
                                                                                                            ---------------
                                                                                                                 2,980,800
                                                                                                            ---------------
  WIRELESS COMMUNICATIONS 2.3%
c Cricket Communications Inc., Term Loan, 6.375%, 6/30/07 ..........................     10,000,000              3,875,000
  Nextel Communications Inc., Term Loan D, 4.313%, 3/31/09 .........................      4,975,000              4,959,931
  Nextel Operations Inc., Leveraged Lease II, 4.54%, 2/08/07 .......................      9,805,755              9,119,352
  Nextel Partners Inc., Term Loan C, 5.39 - 5.46%, 7/29/08 .........................      5,000,000              4,969,790
  Spectrasite Communications Inc., Term Loan, 3.92 - 4.02%, 6/30/07 ................      2,000,000              1,988,000
  Sygnet Wireless Inc., Term Loan C, 5.01%, 12/23/07 ...............................      1,636,722              1,595,804
                                                                                                            ---------------
                                                                                                                26,507,877
                                                                                                            ---------------

  TOTAL SENIOR FLOATING RATE INTERESTS (COST $1,162,370,471) .......................                         1,053,090,948
                                                                                                            ---------------


20 | Annual Report

FRANKLIN FLOATING RATE TRUST

-----------------------------------------------------------------------------------------------------------------------------
                                                                                            SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS 1.6%
    AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER
  f Exide Technologies, wts., 3/18/06 ................................................         74,278         $          --
                                                                                                              ---------------
    COMMERCIAL PRINTING/FORMS
  f Vertis Holdings Inc., wts., 6/30/11 ..............................................         39,812                    --
                                                                                                              ---------------
    WIRELESS COMMUNICATIONS 1.6%
f,g Arch Wireless Inc. ...............................................................      1,908,741             18,133,040
  f Teligent Inc. ....................................................................            460                     --
                                                                                                              ---------------
                                                                                                                  18,133,040
                                                                                                              ---------------

    TOTAL COMMON STOCKS AND WARRANTS (COST $30,487,104) ..............................                            18,133,040
                                                                                                              ---------------
    CONVERTIBLE PREFERRED STOCKS (COST $1,232,448) .1%
    MEDICAL/NURSING SERVICES .1%
  f Genesis Health Ventures Inc., 6.00%, cvt. pfd. ...................................         12,576              1,304,750
                                                                                                              ---------------
    TOTAL LONG TERM INVESTMENTS (COST $1,257,030,586) ................................                         1,098,065,009
                                                                                                              ---------------
    SHORT TERM INVESTMENTS (COST $74,472,252) 6.4%
  h Franklin Institutional Fiduciary Trust Money Market Portfolio ....................     74,472,252             74,472,252
                                                                                                              ---------------
    TOTAL INVESTMENTS (COST $1,331,502,838) 101.0% ...................................                         1,172,537,261
    OTHER ASSETS, LESS LIABILITIES (1.0)% ............................................                           (11,557,893)
                                                                                                              ---------------
    NET ASSETS 100.0% ................................................................                        $1,160,979,368
                                                                                                              ---------------

CURRENCY ABBREVIATION: | GBP - British Pounds

aThe principal amount is stated in U.S. dollars unless otherwise indicated. bSee Note 1(d) regarding senior floating rate interests.
cThe fund discontinues accruing income on defaulted securities. See Note 9. dSee Note 1(j) regarding unfunded loan commitments.
eSee Note 10 regarding restricted securities.
fNon-income producing
gSee Note 11 regarding Holdings of 5% Voting Securities.
hSee Note 8 regarding investments in the Franklin Fiduciary Trust Money Market
 Portfolio.



                            Annual Report|See notes to financial statements.| 21

FRANKLIN FLOATING RATE TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2003

Assets:
 Investments in securities:
  Cost - Unaffiliated issuers .................................................................  $1,301,276,649
  Cost - Non-controlled affiliated issuers ....................................................      30,226,189
                                                                                                 ---------------
  Value - Unaffiliated issuers ................................................................   1,154,404,221
  Value - Non-controlled affiliated issuers ...................................................      18,133,040
 Cash .........................................................................................       3,831,356
 Receivables:
  Investment securities sold ..................................................................      21,460,702
  Capital shares sold .........................................................................       2,559,025
  Interest ....................................................................................       6,284,045
 Other assets .................................................................................          55,428
                                                                                                 ---------------
      Total assets ............................................................................   1,206,727,817
                                                                                                 ---------------
Liabilities:
 Payables:
  Investment securities purchased .............................................................      23,582,500
  Affiliates ..................................................................................         952,506
  Shareholders ................................................................................         407,891
 Distributions to shareholders ................................................................       1,693,120
 Unfunded loan commitments (Note 1) ...........................................................      18,585,000
 Other liabilities ............................................................................         527,432
                                                                                                 ---------------
      Total liabilities .......................................................................      45,748,449
       Net assets, at value ...................................................................  $1,160,979,368
                                                                                                 ---------------
Net assets consist of:
 Undistributed net investment income ..........................................................      (9,465,664)
 Net unrealized appreciation (depreciation) ...................................................    (158,965,681)
 Accumulated net realized gain (loss) .........................................................    (282,649,498)
 Capital shares ...............................................................................   1,612,060,211
                                                                                                 ---------------
      Net assets, at value ....................................................................  $1,160,979,368
                                                                                                 ---------------
Net asset value and maximum offering price ($1,160,979,368 / 137,805,859 shares outstanding)a .           $8.42
                                                                                                 ---------------

aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.



22 |See notes to financial statements.|Annual Report

FRANKLIN FLOATING RATE TRUST

STATEMENT OF OPERATIONS
for the year ended July 31, 2003

Investment income:
 Dividends ...............................................................................................   $   2,328,874
 Interest ................................................................................................      75,106,603
                                                                                                             -------------
      Total investment income ............................................................................      77,435,477
                                                                                                             -------------
Expenses:
 Management fees (Note 5) ................................................................................      10,375,588
 Administrative fees (Note 5) ............................................................................       1,608,964
 Transfer agent fees (Note 5) ............................................................................       5,852,546
 Custodian fees ..........................................................................................          11,096
 Reports to shareholders .................................................................................         112,715
 Professional fees .......................................................................................         345,153
 Trustees' fees and expenses .............................................................................           3,047
 Amortization of organization costs ......................................................................           4,672
 Other ...................................................................................................         330,837
                                                                                                             -------------
      Total expenses .....................................................................................      18,644,618
                                                                                                             -------------
       Net investment income .............................................................................      58,790,859
                                                                                                             -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ............................................................................................    (152,315,689)
  Foreign currency transactions ..........................................................................         (29,119)
                                                                                                             -------------
       Net realized gain (loss) ..........................................................................    (152,344,808)
Net unrealized appreciation (depreciation) on:
  Investments ............................................................................................     167,693,350
  Translation of assets and liabilities denominated in foreign currencies ................................         (98,493)
                                                                                                             -------------
       Net unrealized appreciation (depreciation) ........................................................     167,594,857
                                                                                                             -------------
Net realized and unrealized gain (loss) ..................................................................      15,250,049
                                                                                                             -------------
Net increase (decrease) in net assets resulting from operations ..........................................   $  74,040,908
                                                                                                             -------------

                            Annual Report|See notes to financial statements.| 23

FRANKLIN FLOATING RATE TRUST

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended July 31, 2003 and 2002

                                                                                           ----------------------------------
                                                                                                2003                2002
                                                                                           ----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .................................................................  $   58,790,859     $  150,636,612
  Net realized gain (loss) from investments and foreign currency transactions ...........    (152,344,808)      (116,136,805)
  Net unrealized appreciation (depreciation) on investments and translation of assets and
  liabilities denominated in foreign currencies .........................................     167,594,857       (126,879,661)
                                                                                           ----------------------------------
      Net increase (decrease) in net assets resulting from operations ...................      74,040,908        (92,379,854)
 Distributions to shareholders from net investment income ...............................     (65,886,321)      (153,197,524)
 Capital share transactions (Note 2) ....................................................    (627,105,648)      (806,679,853)
                                                                                           ----------------------------------
      Net increase (decrease) in net assets .............................................    (618,951,061)    (1,052,257,231)
Net assets:
 Beginning of year ......................................................................   1,779,930,429      2,832,187,660
                                                                                           ----------------------------------
 End of year ............................................................................  $1,160,979,368     $1,779,930,429
                                                                                           ----------------------------------
Undistributed net investment income included in net assets:
 End of year ............................................................................  $   (9,465,664)    $   (3,736,760)
                                                                                           ----------------------------------


24 |See notes to financial statements.|Annual Report

FRANKLIN FLOATING RATE TRUST

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Floating Rate Trust (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end, continuously offered investment company. The Fund seeks current income and preservation of capital. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund invests primarily in senior secured corporate loans and senior secured debt that meet credit standards established by Franklin Advisers Inc. The Fund values its securities based on quotations provided by banks, broker/dealers or pricing services experienced in such matters. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.

D. SENIOR FLOATING RATE INTERESTS

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR).

                                                               Annual Report| 25

FRANKLIN FLOATING RATE TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Facility fees are recognized as income over the expected term of the loan. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

G. ORGANIZATION COSTS

Organization costs are amortized on a straight line basis over five years.

H. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. These commitments are disclosed in the accompanying Statement of Investments and Statement of Assets and Liabilities.




26 |Annual Report

FRANKLIN FLOATING RATE TRUST

2. SHARES OF BENEFICIAL INTEREST

At July 31, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                ---------------------------------------------------------------------
                                                          YEAR ENDED JULY 31,
                                            2003                                   2002
                                  SHARES          AMOUNT                SHARES            AMOUNT
                                ---------------------------------------------------------------------
Shares sold ..................    5,568,709    $  45,936,820           28,062,186     $  250,305,588
Shares issued in reinvestment
 of distributions ............    5,106,050       41,769,067           11,096,664         97,874,769
Shares redeemed ..............  (87,416,170)    (714,811,535)        (131,170,493)    (1,154,860,210)
                                ---------------------------------------------------------------------
Net increase (decrease) ......  (76,741,411)   $(627,105,648)         (92,011,643)    $ (806,679,853)
                                ---------------------------------------------------------------------


3. TENDER OF SHARES

On a quarterly basis, the Fund may make tender offers, the amount of which is determined by the Board of Trustees, for the repurchase of at least 5% but not more than 25% of the shares outstanding. The repurchase price is the net asset value on the tender offer expiration date.

4. REVOLVING CREDIT FACILITY

The Fund participates in a $200 million senior unsecured revolving credit facility to fund shareholder redemptions or meet unfunded loan commitments. The facility agreement ends on December 19, 2003. Interest is charged at the Federal Funds Rate plus .50%. Facility fees paid are amortized on a straight line basis over the term of the commitment. Annual commitment fees of .09% are charged on the unused portion of the facility and allocated among the participating funds based on net assets.

During the year ended July 31, 2003, the Fund did not utilize the facility.

5. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

------------------------------------------------------------------------------------
ENTITY                                                        AFFILIATION
------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                             Investment manager
Franklin Templeton Services LLC (FT Services)                 Administrative manager
Franklin/Templeton Distributors Inc. (Distributors)           Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)  Transfer agent

The Fund pays an investment management fee to Advisers of .80% per year of the average daily net assets of the Fund.

                                                               Annual Report| 27

FRANKLIN FLOATING RATE TRUST

5. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Fund pays an administrative fee to FT Services based on the average net assets of the Fund as follows:

---------------------------------------------------------------------------
  ANNUALIZED FEE RATE   AVERAGE DAILY NET ASSETS
---------------------------------------------------------------------------
         .150%          First $200 million
         .135%          Over $200 million, up to and including $700 million
         .100%          Over $700 million, up to and including $1.2 billion
         .075%          In excess of $1.2 billion

Distributors received contingent deferred sales charges for the year of $168,735.

The Fund pays a transfer agent fee to Investor Services of .40% per year of the average daily net assets of the Fund.

6. INCOME TAXES

At July 31, 2003, the Fund had tax basis capital losses of $201,858,439 which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryover expiring in:

  2009 ...................................................   $  2,230,929
  2011 ...................................................    199,627,510
                                                             ------------
                                                             $201,858,439
                                                             ------------

At July 31, 2003, the Fund has deferred capital losses occurring subsequent to October 31, 2002 of $79,715,245. For tax purposes, such losses will be reflected in the year ending July 31, 2004.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, and bond premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales, defaulted securities, foreign currency transactions, and bond premiums.

The tax character of distributions paid during the years ended July 31, 2003 and 2002, was as follows:

                                             ---------------------------
                                                2003            2002
                                             ---------------------------
Distributions paid from ordinary income .... $65,886,321    $153,197,524


28 |Annual Report

FRANKLIN FLOATING RATE TRUST

6. INCOME TAXES (CONTINUED)

At July 31, 2003, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of investments ....................................  $1,342,189,828
                                                          --------------
Unrealized appreciation ................................      15,007,778
Unrealized depreciation ................................    (184,660,449)
                                                          --------------
Net unrealized appreciation (depreciation) .............  $ (169,652,671)
                                                          --------------

Undistributed ordinary income ..........................  $    5,465,699
Undistributed long-term capital gains ..................              --
                                                          --------------
Distributable earnings .................................  $    5,465,699
                                                          --------------


7. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended July 31, 2003 aggregated $675,438,404 and $1,121,148,296, respectively.

8. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $2,328,874 of dividend income from investment in the Sweep Money Fund for the year ended July 31, 2003.

9. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 92.91% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities.

The Fund held defaulted and/or other securities for which the income has been deemed uncollectible. The Fund discontinues accruing income on these securities and provides an estimate for losses on interest receivable. At July 31, 2003, the value of these securities was $35,449,665 representing 3.05% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.



                                                               Annual Report| 29

FRANKLIN FLOATING RATE TRUST

10. RESTRICTED SECURITIES

At July 31, 2003, investments in securities included issues that are restricted or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At July 31, 2003, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Trustees, as follows:

--------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                    ACQUISITION
    AMOUNT     ISSUER                                                              DATE         COST        VALUE
--------------------------------------------------------------------------------------------------------------------
 $1,400,000   Ares IV, Term Loan D, 144A, 7.29%, 12/22/12 .....................  11/14/00    $1,400,000  $  739,760
  2,500,000   Centurion II, Tranche D, 144A, 7.349%, 11/12/12 .................  11/07/00     2,500,000   1,200,000
  2,000,000   Clydesdale CLO, Tranche D, 144A, 7.829%, 3/22/13 ................   5/23/01     1,889,673   1,724,400
  3,000,000   First Dominion Funding II, sub. floating rate deb., Series A-D,
               144A, 6.97%, 4/25/14 ...........................................   5/03/99     2,991,559     897,300
                                                                                                         -----------
              TOTAL RESTRICTED SECURITIES (.39% OF NET ASSETS) ................                          $4,561,460
                                                                                                         -----------


11. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund at July 31, 2003 were as shown below.

--------------------------------------------------------------------------------------------------------------
                            NUMBER OF                           NUMBER OF                            REALIZED
                           SHARES HELD                            SHARES                              CAPITAL
                          AT BEGINNING    GROSS       GROSS       HELD AT      VALUE AT    DIVIDEND   GAINS
  NAME OF ISSUER             OF YEAR    ADDITIONS  REDUCTIONS   END OF YEAR   END OF YEAR   INCOME   (LOSSES)
--------------------------------------------------------------------------------------------------------------
  Arch Wireless Inc. ....   1,618,619    290,122        --       1,908,741    $18,133,040     $--       $--
                                                                              --------------------------------


12. OTHER CONSIDERATIONS

Advisers, as the Fund's Manager, may serve as a member of various bondholders' steering committees, on credit committees, or may represent the Fund in certain corporate restructuring negotiations. Currently the Manager serves in one or more of these capacities for Adelphia Communications Corp. As a result of this involvement, the Advisers may be in possession of certain material non-public information. If the Fund's Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.


30 |Annual Report

FRANKLIN FLOATING RATE TRUST

13. RECENT LITIGATION

On July 6, 2003, Adelphia Communications Corp. ("Adelphia") and related parties, along with its Official Committee of Unsecured Creditors, filed an adversary proceeding in the Adelphia bankruptcy case in the U.S. Bankruptcy Court (SDNY) against more than 360 banks, financial services companies, insurance companies, investment banks, mutual funds and other parties that had arranged for the sale of, or purchased the bank debt of, Adelphia or its related parties. Named Defendants included Franklin Advisers Inc., Franklin CLOs I-III, Franklin Floating Rate Daily Access Fund, Franklin Floating Rate Master Series, and Franklin Floating Rate Trust.

The Complaint alleges that the purchasers of this bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. It seeks avoidance of the loans and recovery of intentionally fraudulent transfers.

Although it is not possible to predict the outcome of these matters at this early stage of the proceedings, the Fund's management does not expect that the result will have a material adverse effect on the financial condition of the Fund.


                                                               Annual Report| 31

FRANKLIN FLOATING RATE TRUST

INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FRANKLIN FLOATING RATE TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Floating Rate Trust (hereafter referred to as "the Fund") at July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 4, 2003

32 |Annual Report

BOARD MEMBERS AND OFFICERS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

---------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------
 FRANK H. ABBOTT, III (82)     Trustee        Since 1997       113                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines
 Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
-----------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (71)         Trustee       Since 1997        140                        Director, Bar-S Foods (meat packing
 One Franklin Parkway                                                                     company).
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and
 President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers)
 (until 1998).
-----------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (71)      Trustee       Since 1997        141                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
-----------------------------------------------------------------------------------------------------------------------------
 EDITH  E. HOLIDAY (51)        Trustee       Since 1998        90                         Director, Amerada Hess Corporation
 One Franklin Parkway                                                                     (exploration and refining of oil
 San Mateo, CA 94403-1906                                                                 and gas); Hercules Incorporated
                                                                                          (chemicals, fibers and resins);
                                                                                          Beverly Enterprises, Inc. (health
                                                                                          care); H.J. Heinz Company
                                                                                          (processed foods and allied
                                                                                          products); RTI International
                                                                                          Metals, Inc. (manufacture and
                                                                                          distribution of titanium); and
                                                                                          Canadian National Railway
                                                                                          (railroad).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
  Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and
 Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to
 the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
-----------------------------------------------------------------------------------------------------------------------------


                                                               Annual Report| 33

-----------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------
 FRANK W.T. LAHAYE (74)        Trustee        Since 1997       113                        Director, The California Center for
 One Franklin Parkway                                                                     Land Recycling (redevelopment).
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
-----------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (75)        Trustee        Since 1997       140                        Director, White Mountains Insurance
 One Franklin Parkway                                                                     Group, Ltd. (holding company);
 San Mateo, CA 94403-1906                                                                 Martek Biosciences Corporation;
                                                                                          MedImmune, Inc. (biotechnology);
                                                                                          Overstock.com (Internet services);
                                                                                          and Spacehab, Inc. (aerospace
                                                                                          services); and FORMERLY, Director,
                                                                                          MCI Communication Corporation
                                                                                          (subsequently known as MCI
                                                                                          WorldCom, Inc. and WorldCom, Inc.)
                                                                                          (communications services)
                                                                                          (1988-2002).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
 (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National
 Association of Securities Dealers, Inc. (1970-1987).
-----------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (70)    Trustee and     Since 1997       140                         None
 One Franklin Parkway         Chairman of
 San Mateo, CA 94403-1906     the Board

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
 President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR.(62) Trustee,        Trustee and      123                         None
 One Franklin Parkway         President and   President since
 San Mateo, CA 94403-1906     Chief Executive 1997 and Chief
                              Officer -       Executive Officer
                              Investment      - Investment
                              Management      Management
                                              since 2002

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
 President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------

34 |Annual Report

-----------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                              LENGTH OF         FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED       BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------
 MARK BOYADJIAN (39)          Vice President  Since April 2003  Not Applicable            None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Templeton Worldwide, Inc.; and officer of three of the investment companies in Franklin Templeton
 Investments.
-----------------------------------------------------------------------------------------------------------------------------
 HARMON E. BURNS (58)         Vice President  Since 1997        Not Applicable            None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory
 Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
 Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------
 RICHARD D'ADDARIO (54)       Vice President  Since 2002        Not Applicable            None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President and Director of Research, Franklin Advisers, Inc.; and officer of four of the investment companies in
 Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (43)      Vice President  Since 1997        Not Applicable            None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC;
 Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief
 Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice
 President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial
 Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in
 Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (55)        Senior Vice     Since 2002       Not Applicable             None
 500 East Broward Blvd.       President
 Suite 2100                   and Chief
 Fort Lauderdale, FL          Executive
 33394-3091                   Officer -
                              Finance and
                              Administration

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (56)           Vice President  Since 2000       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
 Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive
 Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).

                                                               Annual Report| 35

-----------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                              LENGTH OF         FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS        POSITION        TIME SERVED       BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (55)        Vice President  Since 2000        Not Applicable            None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.;
 officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin
 Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
 Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
 Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of
 Massachusetts) (until 1979).
-----------------------------------------------------------------------------------------------------------------------------
 CHAUNCEY F. LUFKIN (45)      Vice President  Since 1997        Not Applicable            None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and Portfolio Manager, Franklin Advisers, Inc.; and officer of two of the investment companies in
 Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------
 KIMBERLEY H. MONASTERIO (39) Treasurer and   Treasurer         Not Applicable            None
 One Franklin Parkway         Chief Financial since 2000
 San Mateo, CA 94403-1906     Officer         and Chief
                                              Financial
                                              Officer
                                              since 2002

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton
 Investments.
-----------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (66)       Vice President  Since 2000        Not Applicable            None
 One Franklin Parkway         and Secretary
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and
 FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000);
 and Director, Templeton Asset Management Ltd. (until 1999).
-----------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc., which is the parent company of the Trust's adviser and distributor.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT DIRECTOR AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE FUND HAS ESTABLISHED PROXY VOTING POLICIES AND PROCEDURES ("POLICIES") THAT THE FUND USES TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES. SHAREHOLDERS MAY VIEW THE FUND'S COMPLETE POLICIES ON-LINE AT WWW.FRANKLINTEMPLETON.COM. ALTERNATIVELY, SHAREHOLDERS MAY REQUEST COPIES OF THE POLICIES FREE OF CHARGE BY CALLING THE PROXY GROUP COLLECT AT 1-954-847-2268 OR BY SENDING A WRITTEN REQUEST TO: FRANKLIN TEMPLETON COMPANIES, LLC, 500 EAST BROWARD BOULEVARD, SUITE 1500, FORT LAUDERDALE, FL 33394, ATTENTION: PROXY GROUP.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.

36 |Annual Report

LITERATURE REQUEST

For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 3
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 7
Franklin Income Fund
Franklin Money Fund 5, 6
Franklin Short-Intermediate
  U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 8
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5,6

STATE-SPECIFIC TAX-FREE INCOME 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia

VARIABLE INSURANCE PRODUCTS FUNDS
Franklin Templeton Variable Insurance
  Products Trust 11


1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2. The fund is only open to existing shareholders as well as select retirement plans.
3. Effective June 30, 2003, the fund reopened to all new investors.
4. Upon reaching approximately $350 million in assets, the fund will close to all investors.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
9. Portfolio of insured municipal securities.
10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/03                                              Not part of the annual report

[GRAPHIC OMITTED]
FRANKLIN TEMPLETON INVESTMENTS


One Franklin Parkway
San Mateo, CA 94403-1906



WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN FLOATING RATE TRUST


INVESTMENT MANAGER
Franklin Advisers, Inc.


DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Floating Rate Trust prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

020 A2003 09/03

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IF FRANK W.T. LAHAYE AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The board of trustees of the Trust has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's manager, Franklin Advisers, Inc., in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the manager.

The manager has delegated its administrative duties with respect to the voting of proxies to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the manager's instructions and/or policies.

To assist it in analyzing proxies, the manager subscribes to Institutional Shareholder Services (ISS), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. Although ISS' analyses are thoroughly reviewed and considered in making a final voting decision, the manager does not consider recommendations from ISS or any other third party to be determinative of the manager's ultimate decision. The manager votes proxies solely in the interests of the Fund and its shareholders. As a matter of policy, the officers, directors and employees of the Fund, the manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. All conflicts are resolved in the interests of the manager's clients. In situations where the manager perceives a material conflict of interest, the manager may: disclose the conflict to the Fund's Board of Directors; defer to the voting recommendation of the Fund's Board of Directors, ISS or those of another independent third party provider of proxy services; or take such other action in good faith (in consultation with counsel) which would protect the interests of the Fund and its shareholders.

The recommendation of management on any issue is a factor which the manager considers in determining how proxies should be voted, but is not determinative of the manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the manager will not support the position of the company's management in any situation where it deems that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

ADVISER'S PROXY VOTING POLICIES AND PRINCIPLES

The manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the manager cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.

BOARD OF DIRECTORS The manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The manager may withhold votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis taking into consideration factors such as the company's corporate governance guidelines or provisions and performance.

MANAGEMENT & DIRECTOR COMPENSATION A company's equity-based compensation plan should be in alignment with its shareholders' long-term interests. The manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the ISS quantitative model utilized to assess such plans. The manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. The manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the manager will generally oppose "golden parachutes" that are considered to be excessive. The manager will normally support proposals that require a percentage of directors' compensation to be in the form of common stock, as it aligns their interests with those of shareholders. The manager will review on a case-by-case basis any shareholder proposals to adopt policies on expensing stock option plans.

ANTI-TAKEOVER MECHANISMS AND RELATED ISSUES The manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. On occasion, the manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders' interests. The manager generally supports proposals that require shareholder rights' plans ("poison pills") to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. The manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." The manager generally supports "fair price" provisions and confidential voting.

CHANGES TO CAPITAL STRUCTURE The manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase and proposals seeking preemptive rights. The manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable.

MERGERS AND CORPORATE RESTRUCTURING Mergers and acquisitions will be subject to careful review by the research analyst to determine whether each will be beneficial to shareholders. The manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring and reincorporation proposals are also subject to a thorough examination on a case-by-case basis.

SOCIAL AND CORPORATE POLICY ISSUES The manager will generally give management discretion with regard to social, environmental and ethical issues, although the manager may vote in favor of those that are believed to have significant economic benefits or implications for the Fund and its shareholders.

GLOBAL CORPORATE GOVERNANCE Many of the tenets discussed above are applied to proxy voting decisions for international companies. However, the manager must be more flexible in these instances and must be mindful of the varied market practices of each region.

The manager will attempt to process every vote it receives for all domestic and foreign proxies. However, there may be situations in which the manager cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. The manager may abstain from voting under certain circumstances or vote against items such as "Other Business" when the manager is not given adequate information from the company.

Shareholders may view the complete Policies on-line at www.franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954-847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records will also be made available on-line at www.franklintempleton.com and posted on the SEC website at www.sec.gov no later than August 31, 2004 and will reflect the twelve-month period beginning July 1, 2003, and ending June 30, 2004

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE TRUST

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    September 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    September 30, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    September 30, 2003